CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value	$ 0.25	$ 0.25	$ 0.25
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	85,501,557	85,031,557	60,300,000
Common stock, shares outstanding	85,501,557	85,031,557	60,300,000